Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2018	Jun. 30, 2018
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	110,000,000	110,000,000
Common stock, shares issued	375,000	375,000
Common stock, shares outstanding	375,000	375,000